Note 7 - Intangibles	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
7.	INTANGIBLES

	Software and W eb D evelopment	Content Platform	Content Development	Total
Cost, January 1, 2017	$9,239,088	$1,477,112	$2,474,020	$13,190,219
Additions	306,317	-	568,501	874,818
C o st, March 31, 2017	9,545,405	1,477,122	3,042,521	14,065,037
Impairment	(306,317)	-	(568,501)	(874,818)
Cost, December 31, 201 7	9,239,088	1,477,112	2,474,020	13,190,219
Cost, March 31, 201 8 and 2019	$9,239,088	$1,477,112	$2,474,020	$13,190,219
Accumulated depreciation, January 1, 2017	$8,229,946	$1,477,112	$483,152	$10,190,210
Charge for the period	170,571	-	123,701	294,272
Accumulated depreciation, March 31, 2017	8,400,517	$1,477,112	606,853	10,484,482
Charge for the period	386,553	-	371,103	757,655
Impairment	452,018	-	1,496,064	1,948,802
Accumulated depreciation, December 31, 2017	9,239,088	1,477,112	2,474,020	13,190,219
Accumulated depreciation, March 31, 201 8 and 2019	$-	$-	$-	$-
Net book value, December 31, 201 7	$-	$-	$-	$-
Net book value, March 31, 201 8 and 2019	$-	$-	$-	$-

The Company began commercial production and sale of its services and products in
2009.
The Company continued to maintain and upgrade its ELL Technologies’ suite of products. The development cost has been recorded as expense since
2017.
The ELL Technologies’ suite of products includes
five
different products, each designed to suit the needs of different demographic groups. Although the full suite of product is not
yet complete, the Company has started the commercial production and sale of three
of
five
these products.

The Company previously capitalized all development costs related to its software web development, content platform, and content development through to
December 31, 2016.
During the year ended
December 31, 2017,
there was uncertainty with respect to feasibility and profitability of the projects due to sales not
achieving forecasted levels and a resulting decline in expected future cash flows from their intended use.  Consequently, the benefit of these development costs may
not
be realized as soon as previously expected and, as such, the costs incurred during the quarter ended
March 31, 2019
were expensed rather than capitalized as they did
not
meet the criteria for capitalization. Furthermore, management carried out an impairment test for the unamortized development costs as at
December 31, 2017.
The recoverable amount of the CGU that included these development costs was tested for impairment.